NOTE 6 – LIQUIDITY & GOING CONCERN (Policies)	9 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 7 – SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company analyzed its operations subsequent to December 31, 2021 to the date these financial statements were issued, and determined it does not have any material subsequent events to disclose in these financial statements.